SEGMENT INFORMATION - SEGMENT ASSETS AND LIABILITIES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 USD ($) [1]	Jan. 01, 2018 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Disclosure of segment assets and liabilities [line items]
Total segment assets	¥ 35,402,237	¥ 33,994,238	$ 5,149,043
Total segment assets include:
Investment in associates	181,725	174,548	26,431		¥ 167,604	¥ 168,711
Additions to non-current assets (other than financial instruments and deferred tax assets)	2,893,285	2,416,226
Total segment liabilities	6,585,908	5,337,157	$ 957,881	¥ 1,569,022
Eliminations [member]
Disclosure of segment assets and liabilities [line items]
Total segment assets	(183,216)	(162,703)
Total segment assets include:
Investment in associates	0	0
Additions to non-current assets (other than financial instruments and deferred tax assets)	0	0
Total segment liabilities	(148,872)	(116,446)
The Railway Transportation Business [member]
Disclosure of segment assets and liabilities [line items]
Total segment assets	35,089,100	33,621,101
Total segment assets include:
Investment in associates	181,725	174,548
Additions to non-current assets (other than financial instruments and deferred tax assets)	2,885,650	2,415,143
Total segment liabilities	6,163,507	4,908,103
All other segments [member]
Disclosure of segment assets and liabilities [line items]
Total segment assets	496,353	535,840
Total segment assets include:
Investment in associates	0	0
Additions to non-current assets (other than financial instruments and deferred tax assets)	7,635	1,083
Total segment liabilities	¥ 571,273	¥ 545,500

[1]	Translation of amounts from Renminbi (" RMB ") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6. 8755 , the certified exchange rates for December 31 , 201 8 as published by the Federal Reserve Board of the United States . No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31 , 201 8 or on any other date .